Variable Interest Entity	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entity
VARIABLE INTEREST ENTITY

On adoption of ASU No. 2015-02, Amendments to the Consolidation Analysis, effective January 1, 2016, Fortis was required to reassess its limited partnerships under the voting interest model. As a result, the Corporation’s ownership interest in the Waneta Partnership is considered to be a variable interest entity (“VIE”) based on an assessment of the rights of the limited partners and the general partner. It was determined under the VIE model that the Corporation is the primary beneficiary of the Waneta Partnership and should, therefore, continue to consolidate its investment. As the primary beneficiary, the Corporation has the power to direct the activities of the partnership and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the partnership, as discussed below.

The purpose of the Waneta Partnership was to construct, own and operate the Waneta Expansion on the Pend d’Oreille River south of Trail, British Columbia, which was completed in April 2015. The Corporation has a 51% controlling ownership interest in the Waneta Partnership, with CPC/CBT holding the remaining 49% interest. The general partner, which is owned by the Corporation and CPC/CBT in the same proportion as the Waneta Partnership, has a 0.01% interest in the Waneta Partnership. Each partner pays its proportionate share of the costs and is entitled to a proportionate share of the net revenue and expenses. The construction of the Waneta Expansion was financed and managed by the Corporation and CPC/CBT. The Waneta Expansion is operated and maintained by a wholly owned subsidiary of the Corporation and output is sold to BC Hydro and FortisBC Electric under 40-year contracts.

The following table details the Waneta Partnership assets, liabilities, revenue, expenses, and cash flow, included in the Corporation’s consolidated financial statements.

(in millions)	2016	2015
ASSETS
Cash and cash equivalents	$15	$23
Accounts receivable and other current assets	14	14
Utility capital assets	696	708
Intangible assets	30	30
	$755	$775
LIABILITIES
Accounts payable and other current liabilities	$(3)	$(18)
Other liabilities	(79)	(74)
	(82)	(92)
Net assets before partners’ equity	$673	$683

31. VARIABLE INTEREST ENTITY (cont’d)

(in millions)	2016	2015
Revenue	$91	$70
Expenses
Operating	17	10
Depreciation and amortization	18	14
Finance charges	3	2
	38	26
Net earnings	$53	$44

Cash used in investing activities at the Waneta Partnership for 2016 included capital expenditures of $18 million (2015 - $32 million). Cash flow related to financing activities for 2016 included dividends paid by the Waneta Partnership to non-controlling interests of $31 million (2015 - $11 million) and for 2015 included advances from non-controlling interests of $9 million.